SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

In July 2016, the Company received notifications from two of its warrant holders on their intent to exercise their warrants totaling 650,000 at an exercise price of $0.30 per share.  The Company received gross cash proceeds of $195,000.

In July 2016, the Company received notification from one of its warrant holders on their intent to exercise their warrants under the cashless exercise provisions of their respective warrant agreement.  The Company issued 191,908 shares of common stock for the cashless exercise of warrants to purchase 245,157 shares of common stock at an exercise price of $0.10 per share.

In July 2016, the Company issued 100,000 shares of common stock to an employee in exchange for vested restricted stock units.

In July 2016, the Company issued 750,000 shares of common stock to various consultants for services rendered and the fair value of the common stock issued was approximately $180,000.

In July 2016, the Company issued 100,000 shares of common stock to Centric Research Institute pursuant to the asset purchase agreement dated April 19, 2013.  The shares were issued as a milestone payment due under the asset purchase agreement and the fair value of the common stock was approximately $28,000.

On July 15, 2016 and July 25, 2016, the Company entered into Securities Purchase Agreements with six accredited investors, pursuant to which the Company received aggregate gross cash proceeds of $1,500,000 (net of OID of $153,889) for the sale of convertible promissory notes, warrants and shares of restricted common stock. The Company issued warrants to purchase 1,500,000 shares of common stock at a price per share of $0.40, as well as an aggregate 3,750,000 restricted shares of common stock to the investors. The terms of these Securities Purchase Agreements have the same rights and terms as the Q2 2016 Notes (see Note 5 above), with the exception of the convertible promissory notes issued on July 25, 2016 which have a maturity date of August 25, 2017.  The June 30, 2016, July 15, 2016 and July 25, 2016 investments are part of a $3,000,000 total offering of convertible debentures.

The Company has evaluated subsequent events through the filing date of this Form 10-Q and determined that no subsequent events have occurred that would require recognition in the condensed consolidated financial statements or disclosures in the notes thereto other than as disclosed in the accompanying notes to the condensed consolidated financial statements.

Acquisition of Assets of Beyond Human

On February 8, 2016, we entered into an Asset Purchase Agreement (“APA”), pursuant to which Innovus agreed to purchase substantially all of the assets of Beyond Human (the “Acquisition”) for a total cash payment of $630,000 (the “Purchase Price”). The Purchase Price was paid in the following manner: (1) $300,000 in cash at the closing of the Acquisition (the “ Initial Payment ”), (2) $100,000 in cash four months from the closing upon the occurrence of certain milestones as described in the APA, (3) $100,000 in cash eight months from the closing upon the occurrence of certain milestones as described in the APA, and (4) $130,000 in cash in twelve months from the closing upon the occurrence of certain milestones as described in the APA.

Signing of Secured Loan Agreements and Closing of Financing

On February 24, 2016, the Company and SBI Investments, LLC, 2014-1 (“SBI”) entered into a Closing Statement in which SBI loaned the Company gross proceeds of $550,000 pursuant to a Purchase Agreement, 20% Secured Promissory Note and Security Agreement (“Note”), all dated February 19, 2016 (collectively, the “Finance Agreements”), to purchase substantially all of the assets of Beyond Human, LLC, a Texas limited liability company (“Beyond Human”).  Of the $550,000 gross proceeds, $300,000 was paid into an escrow account held by a third party bank to be released to Beyond Human upon closing of the transaction, $242,500 was provided directly to the Company for use in building the Beyond Human business and $7,500 was provided for attorneys’ fees.

Pursuant to the Finance Agreements, the principal amount of the Note is $550,000 and the interest rate thereon is 20% per year.  The Company shall begin to pay principal and interest on the Note on a monthly basis beginning on March 19, 2016 for a period of 24 months and the monthly mandatory payment amount thereunder is $28,209. The monthly amount shall be paid by the Company through a deposit amount control agreement with a third party bank in which SBI shall be permitted to take the monthly mandatory payment amount from all revenues received by the Company from the Beyond Human assets in the transaction.  The maturity date for the Note is February 19, 2018.

The Note is secured by SBI through a first priority secured interest in all of the Beyond Human assets acquired by the Company in the transaction including all revenue received by the Company from these assets.

Stock Issuances

From January 1, 2016 through March 30, 2016 the Company issued a total of 17,297,061 shares of its common stock from the exercise of RSUs by its CEO, former CFO and a consultant. The Company also issued 2,900,000 shares to consultants and 215,000 shares related to the Semprae acquisition.